Retirement Plans, Postretirement and Postemployment Benefits - Schedule of Expected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
2019	$ 40,835
2020	42,908
2021	44,237
2022	45,848
2023	47,170
Years 2024 - 2028	260,117
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2019	950
2020	1,492
2021	1,419
2022	1,344
2023	1,254
Years 2024 - 2028	$ 5,809